Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment No. 1”) amends Allot Ltd.’s (the “Company”) Annual Report on Form 20-F for the fiscal year ended December 31, 2019 (the “Form 20-F”), as filed with the Securities and Exchange Commission on March 26, 2020, and is being filed solely to correct a typographical error in the date of the Report of Independent Registered Public Accounting Firm from March 26, 2019 to March 26, 2020. Pursuant to Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended, the Company has repeated the entire text of Item 8 and Item 18 of the Form 20-F in this Amendment No.1. There have been no changes to the text of such items other than the change in the date of the auditor’s report. In addition, this Amendment No. 1 includes currently dated certifications by our Principal Executive Officer and Principal Financial Officer pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, attached as Exhibits 12.1, 12.2 and 13.1 hereto, and a currently dated consent of Kost Forer Gabbay & Kasierer, attached as Exhibit 15.1 hereto. Except as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any other item of the Form 20-F or reflect any events that have occurred after the filing of the Form 20-F.
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Allot Ltd.
Entity Central Index Key	0001365767
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	34,520,728
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33129